Restricted financial assets	12 Months Ended
Dec. 31, 2023
Disclosure Restricted Financial Assets [Line Items]
Restricted Assets Disclosure [Text Block]

Note 22

Restricted and transferred financial assets
This Note

provides information

about restricted

financial assets

(Note 22a),

transfers of

financial assets

(Note 22b

and
22c) and financial assets that are received

as collateral with the right to resell or repledge

these assets (Note 22d).
a) Restricted financial assets
Restricted

financial

assets

consist

of

assets

pledged

as

collateral

against

an existing

liability

or contingent

liability

and
other assets that are otherwise explicitly restricted

such that they cannot be used to secure

funding.

Financial

assets

are

mainly

pledged

as

collateral

in

securities

lending

transactions,

in

repurchase

transactions

and

in
relation to mortgage loans,

which serve as

collateral against loans from

Swiss mortgage institutions and US

Federal Home
Loan Banks

and

in

connection

with

the

issuance

of covered

bonds.

Of

these

pledged

mortgage

loans, approximately
USD 2.0
bn as of 31 December 2023 could be withdrawn or used for future liabilities or covered bond issuances without
breaching existing collateral

requirements (31 December

2022: approximately USD
3.1
bn). Existing liabilities

against Swiss
central mortgage institutions

and US

Federal Home Loan

Banks and

for existing covered

bond issuances were

USD
15.4 bn
as of 31 December 2023 (31 December 2022: USD 9.0 bn).
Repurchase

and

securities

lending

arrangements

are

generally

entered

into

under

standard

market

agreements.

For
securities

lending,

the

cash

received

as

collateral

may

be

more

or

less

than

the

fair

value

of

the

securities

loaned,
depending on

the nature

of the

transaction. For

repurchase agreements,

the fair

value of

the collateral

sold under

an
agreement to repurchase is generally in excess of the cash borrowed.

Other restricted financial

assets include assets

protected under client

asset segregation rules,

assets held under

unit-linked
investment contracts to back related liabilities to the policy holders and assets held in certain jurisdictions to comply with explicit minimum local asset

maintenance requirements. The carrying amount

of the liabilities associated

with these other
restricted financial

assets

is generally

equal to

the carrying

amount of

the assets,

with the

exception of

assets held

to
comply with local asset maintenance requirements, for

which the associated liabilities are greater.

Restricted financial assets

USD m 31.12.23 31.12.22
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
Financial assets pledged as collateral
Cash and balances at central banks
1
709
Financial assets at fair value held for trading 76,579 44,524 57,435 36,742
Loans and advances to customers 28,105 15,195
Financial assets at fair value not held for trading 3,099 2,110 1,509 1,220
Debt securities classified as Other financial assets measured at amortized cost
7,043 6,299 3,432 2,685
Total financial assets pledged as collateral 115,535 77,571
Other restricted financial assets
Amounts due from banks 2,543 3,689
Financial assets at fair value held for trading 169 162
Cash collateral receivables on derivative instruments 4,685 5,155
Loans and advances to customers 28 1,127
Other financial assets measured at amortized cost 3,334
2
815
Financial assets at fair value not held for trading 17,844 14,090
Financial assets measured at fair value through other comprehensive income
1,846 1,842
Other 249 44
Total other restricted financial assets
30,698
26,924
Total financial assets pledged and other restricted financial assets
3
146,233 104,495
1 Assets pledged to the depositor protection system in Switzerland following new requirements that became effective in 2023.

2 Predominantly includes cash collateral provided to exchanges and clearing houses to secure

securities trading

activity through

those

counterparties.

3 Does

not include

assets placed

with central

banks related

to undrawn

credit lines

and for

payment, clearing

and settlement

purposes
(31 December 2023: USD 9.7 bn; 31 December 2022: USD 5.9 bn).
In

addition

to

restrictions

on

financial

assets,

UBS AG

and

its

subsidiaries

are,

in

certain

cases,

subject

to

regulatory
requirements that affect

the transfer

of dividends

and capital

within UBS AG,

as well

as intercompany lending.

Supervisory
authorities also may

require entities to measure

capital and leverage ratios

on a stressed

basis, such as

the Federal Reserve
Board’s Comprehensive Capital Analysis and

Review (CCAR) process, which may

limit the relevant subsidiaries’ ability

to
make distributions of capital based on the results of those

tests.
Supervisory

authorities

generally

have

discretion

to

impose

higher

requirements

or

to

otherwise

limit

the

activities

of
subsidiaries.

Non-regulated subsidiaries are generally

not subject to such requirements and transfer

restrictions. However, restrictions
can

also

be

the

result

of

different

legal,

regulatory,

contractual,

entity-

or

country-specific

arrangements

and

/

or
requirements.
In

addition

to

the

table

above,

USD
4.7
bn

were

placed

at

central

banks

to

meet

local

statutory

minimum

reserve
requirements as of 31 December 2023 (31

December 2022: USD
4.4 bn).